CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2021
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS OF PARENT COMPANY

	As of
	December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Assets:
Cash and cash equivalents	6,041,648	4,771,477	748,749
Prepaid expenses and other current assets	1,862,127	371,460	58,290
Amount due from subsidiaries and VIEs	1,008,811,092	1,077,449,147	169,075,283
Investments in subsidiaries and VIEs	2,067,921,292	2,899,792,086	455,040,656
Total assets	3,084,636,159	3,982,384,170	624,922,978

Liabilities:
Accrued expenses and other current liabilities	9,880,123	5,489,209	861,377
Total liabilities	9,880,123	5,489,209	861,377

Equity:
Common shares	202,870	206,793	32,450
Additional paid-in capital	3,068,045,239	3,159,522,737	495,798,063
Retained earnings (accumulated deficit)	(14,551,146)	810,855,877	127,240,981
Accumulated other comprehensive income	21,059,073	6,309,554	990,107
Total equity	3,074,756,036	3,976,894,961	624,061,601
Total liabilities and equity	3,084,636,159	3,982,384,170	624,922,978

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) OF PARENT COMPANY

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
General and administrative expenses	(14,451,949)	(18,494,095)	(9,577,576)	(1,502,931)
Interest income	77,030	4,416	590	93
Equity in profit (loss) of subsidiaries and VIEs	785,350,473	(1,293,341,634)	831,870,794	130,538,680
Other income, net	3,300,575	3,328,738	3,113,215	488,531
Net income (loss)	774,276,129	(1,308,502,575)	825,407,023	129,524,373
Other comprehensive income (loss)	14,606,045	(46,041,729)	(14,749,519)	(2,314,521)
Comprehensive income (loss)	788,882,174	(1,354,544,304)	810,657,504	127,209,852

CONDENSED STATEMENT OF CASH FLOWS OF PARENT COMPANY

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash by used in operating activities	(10,004,797)	(14,708,389)	(8,630,238)	(1,354,273)
(Loan to) Received from subsidiaries and VIEs	(199,179,173)	6,818,106	4,545,040	713,216
Net cash provided (used in) investing activities	(199,179,173)	6,818,106	4,545,040	713,216
Contribution from shareholders	6,035,665	543,594	2,959,511	464,412
Dividend paid	(103,196,981)	—	—	—
Net cash provided by (used in) financing activities	(97,161,316)	543,594	2,959,511	464,412
Effect of foreign exchange rate changes	10,892,988	(663,453)	(144,484)	(22,672)
Net decrease in cash and cash equivalents	(295,452,298)	(8,010,142)	(1,270,171)	(199,317)
Cash and cash equivalents, beginning of year	309,504,088	14,051,790	6,041,648	948,066
Cash and cash equivalents, end of year	14,051,790	6,041,648	4,771,477	748,749